Goodwill - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended
		Sep. 30, 2022	Sep. 30, 2022		Dec. 31, 2021
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss		$ 1,882,187	$ 1,882,187		$ 0
Goodwill impairment	[1]		1,882,187
US Acquiring
Goodwill [Line Items]
Goodwill impairment		0	948,237	[1]
Digital Commerce
Goodwill [Line Items]
Goodwill impairment		$ 0	$ 933,950	[1]

[1]	Due to a sustained decline in stock price and market capitalization, reduction in the fair value of debt, as well as current market and macroeconomic conditions, we concluded that an impairment indicator for goodwill was present in both the US Acquiring and Digital Commerce segments as of March 31, 2022 and June 30, 2022. As a result, an impairment charge was recorded in the respective periods.